Note 16 - Investment in Joint Venture and Other Investment	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
16.	Investment in Joint Venture and Other Investment

On
March 25, 2010,
the Company entered into a partnership (the “Joint Venture”) with companies managed by Eton Park Capital Management, L.P. ("Eton Park") and Rhône Capital III L.P. ("Rhône") to form Euromar LLC. Eton Park’s investments are made through Paros Ltd., a Cayman Islands exempted company, and Rhône’s investments are made through the Cayman Islands limited companies All Seas Investors I Ltd., All Seas Investors II Ltd., and the Cayman Islands exempted limited partnership All Seas Investors III LP. Euromar LLC has been set up to acquire, maintain, manage, operate and dispose of shipping vessels. The Company invested
$25.0
million for a
14.286%
interest in the Joint Venture, while Eton Park and Rhône each invested to
$75.0
million for a
42.857%
interest for a total of
$175
million. Management of the vessels and various administrative services pertaining to the vessels are performed by Euroseas and its affiliates; strategic, financial and reporting services are provided by Euroseas. For these services, Euroseas earned
$240,000
in
2017,
2016
and
2015.
These amounts are recorded in “Related party revenue” under “Revenues”.

The Company accounts for its investment in the Joint Venture using the equity method of accounting despite the fact that it is a minority partner as it has significant influence in the operations and management of Euromar LLC (see “Significant Accounting Policies” – Note
2
). The Company’s share of the results of operations of the Joint Venture is included in the “Consolidated statements of operations” as “Equity loss in joint venture”.

The Company’s share of the results of operations of the Joint Venture amounted to a loss of
$2.2
million,
$2.4
million and
$0
million for the years
2015,
2016
and
2017,
respectively. Euromar LLC has restructured its credit facilities between
2013
and
2016.
As a consequence of the restructured credit facilities and continued adverse market developments, during
2016,
the Company determined in
June 2016
that its investment in the joint venture was
not
recoverable and as a result it recorded a
$14.0
million impairment and recorded an additional impairment of
$0.1
million in
December 2016
for a total of
$14.1
million for the year ended
December 31, 2016
which is presented in the line “Impairment in joint venture” in the “Consolidated statements of operations”. The carrying value of the Company’s investment in Euromar LLC as of
December 31, 2016
was
zero
and is presented in the “Investment in joint venture” in the “Consolidated balance sheets”. In
June 2017,
the Company acquired
one
of the vessels of Euromar with the consent of its lender by assuming debt equal to the market value of the vessel with any excess indebtedness to the lender written off and Euromar released from any guarantees to the lender. In
September 2017,
Euroseas acquired the
85.714%
interest in Euromar it did
not
already own for nominal cost. As a result of the acquisition, Euromar, which was a joint venture among the Company and two
private equity firms, became a wholly-owned subsidiary of the Company. However, Euromar vessels were substantially under the control of its lenders. The Company provided no
guarantees to Euromar's lenders, and
none
of the lenders had any recourse against the Company. As of
December 31, 2017,
all vessels of Euromar were sold with the consent of Euromar’s lenders; all proceeds from such sales and any funds in excess of other liabilities were applied towards the indebtedness of Euromar with any excess indebtedness written off; Euromar was released from all its corporate guarantees to its lenders. As a result of the above, Euromar has not
been consolidated in our results nor gain or loss from it has been recognized.

On
October 15, 2013
by and among the Company, Paros Ltd., All Seas Investors I Ltd., All Seas Investors II Ltd. and All Seas Investors III LP, a Contribution Agreement was signed. Under this agreement Euroseas agreed to deposit an amount of
$5,000,000
into an escrow account (“Escrowed Funds”) controlled by Paros Ltd., All Seas Investors I Ltd., All Seas Investors II Ltd. and All Seas Investors III LP which can distribute part or all of the funds to Euromar LLC until
December 31, 2018.
With the distribution of the Escrowed Funds, Euromar LLC will issue to the Company (or a subsidiary thereof) units representing a preferred membership interest in Euromar LLC (each, a “Preferred Unit”) in respect of the Escrowed Funds based on the following ratio:
one
Preferred Unit in exchange for each
$1,000
of the Escrowed Cash, or
5,000
Preferred Units in total (assuming
$5
million of Escrowed Cash). In
March 2014,
in relation to the acquisition of a vessel by Euromar LLC,
$1,000,000
of the Escrowed Funds was contributed into Euromar LLC .The Company is entitled to a “payment-in-kind” dividend at a rate of
19%
per year compounded annually from the date of issuance. Euromar LLC can return any undistributed Escrowed Funds to the Company after the second
anniversary of the agreement while after the
fifth
anniversary any undistributed Escrowed Funds will be returned to the Company and Preferred Units will be issued by Euromar LLC for any accrued dividends at the time. Euroseas recorded accrued dividend income of
$1,212,938,
$1,024,714
and
$0
for the years ended
December 31, 2015,
2016
and
2017,
respectively which is presented in the “Consolidated statements of operations” as “Other Investment Income”. In the fourth
quarter of
2016,
the Company determined that its “Other investment” was
not
recoverable except for the undistributed Escrowed Funds (
$4,000,000
) and as a result it recorded a
$4,421,452
impairment which is presented in the “Consolidated statements of operations” for the current period. The Company stopped recognizing dividend income from its “Other investment” from
October 1, 2016.
The Escrowed Funds were returned to Euroseas in
September 2017.

In USD	Other Investment
Balance, January 1, 2015	6,183,800
Total gain for period included in Investment income	1,212,938
Balance, December 31, 2015	7,396,738
Total gain for the period included in Investment income	1,024,714
Impairment of other investment	(4,421,452
Balance, December 31, 2016	4,000,000
Return of funds, September 22, 2017	(4,000,000
Balance, December 31, 2017	-